NOTE 9: CONCENTRATIONS	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 9: CONCENTRATIONS

NOTE 9: CONCENTRATIONS

One customer accounted for 69% of our total revenues for the period ended November 30, 2017. At November 30, 2017, 100% of trade receivables were due from one customer.

One customer accounted for 22% of our total revenues and a second customer accounted for 78% of our total revenues for the year ended December 31, 2016.  At December 31, 2016, 100% of trade receivables were due from one customer.